ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2015
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable and allowance for doubtful accounts
	December 31,
	2014	2015
	RMB’000	RMB’000	US$’000

Accounts receivable	378,365	298,069	46,014
Less: allowance for doubtful accounts	(58,871)	(54,638)	(8,435)

	319,494	243,431	37,579

Schedule of analysis of the allowance for doubtful accounts

	December 31,
	2014	2015
	RMB’000	RMB’000	US$’000

Balance, beginning of year	11,894	58,871	9,088
Additions for the current year	54,227	17,800	2,748
Deductions for the current year
-Recovery	(7,250)	(22,033)	(3,401)
-Written off	—	—	—

Balance, end of year	58,871	54,638	8,435